ACCOUNTING STANDARDS AND BASIS OF PREPARATION	12 Months Ended
Jun. 30, 2026
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
ACCOUNTING STANDARDS AND BASIS OF PREPARATION

2.    ACCOUNTING STANDARDS AND BASIS OF PREPARATION

Statement of compliance with IFRS as issued by IASB

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”) following the accounting policies as set forth and summarized in Note 4. All IFRS issued by the IASB, effective at the time of preparing these consolidated financial statements, have been applied.

Authorization for the issue of the consolidated financial statements

These consolidated financial statements of the Group as of June 30, 2026, and 2025 and for the years ended June 30, 2026, 2025 and 2024 have been authorized by the Board of Directors of Bioceres Crop Solutions on October 30, 2026.

Basis of measurement

The consolidated financial statements of the Group have been prepared using:

●	Accrual basis of accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.
●	Going concern basis of accounting, considering the conclusion of the assessment made by the Group’s Management in accordance with the requirements of paragraph 25 of IAS 1, “Presentation of Financial Statements” as described below.

During previous fiscal year, the Group has experienced a setback due to challenges in the Argentine market—most notably, the deterioration in farmer economics driven by declining commodity prices and weak yield forecasts. These external pressures significantly impacted per-hectare income for Argentine farmers, leading to reduced investment in key inputs such as fertilizers and crop protection products. This reduction in demand, combined with a well-supplied ag-input market resulting from aggressive purchasing in prior years, has led to increased price pressure and lower adoption of high-value technologies like ours in last fiscal year.

Due to these adverse market conditions, our performance metrics were negatively impacted, leading to a breach of the ratio thresholds stipulated in the Secured Notes. On November 10, 2025, we received a Declaration of Acceleration, and on November 11, 2025, the noteholders initiated legal proceedings against the Group seeking full payment of the amounts due. In this context, the intervening court issued a precautionary measure prohibiting us from transferring, assigning, encumbering or liquidating any collateral or security interest. On January 20, 2026, a judicial foreclosure sale of granted collateral took place, resulting in the loss of the Pro Farm business and, on October 2, 2026, the court entered judgment against the Group in connection with the amounts due under the Secured Notes. Subsequently, the Group has filed a notice of appeal of the judgment (see Note 6).

In light of Pro Farm business developments, the Group undertook a broader reassessment of its commercial strategy and market positioning. As part of this reassessment, particular attention has been placed on its operations in Brazil, which currently present a leveraged capital structure relative to their current scale of operations, short-term debt maturities, and more limited access to external financing.

In parallel, in Argentina, we successfully completed a restructuring of $74.3 million of our financial debt. Although, as of June 30, 2026, the measurement date, certain financial covenants were not met, the Group is currently engaged in constructive discussions with its lending banks to address this situation (see Note 7.12).

As a result of the acceleration of the Secured Notes, together with the reclassification of approximately $27.0 million of Rizobacter’s borrowings as current due to covenant breaches and change-of-control provisions set forth in the relevant agreements, as of June 30, 2026, the Group’s current liabilities exceeded its current assets by $54.9 million.

Management is actively pursuing several initiatives to strengthen the Group’s financial position. In addition to ongoing discussions regarding new long-term financing facilities and exploring potential settlement alternatives with the noteholders, management is evaluating alternatives to optimize the utilization of its fixed assets, pursue potential asset dispositions and assessing equity financing opportunities. Concurrently, the Group has achieved meaningful progress in improving working capital efficiency and aligning its cost structure with current market conditions.

Despite the adverse impact of financial difficulties faced by agricultural producers, we were able to maintain our market share in key product families and the outlook for upcoming campaigns remains positive in Argentina. This optimism is grounded in expectations of a more favorable macroeconomic environment in the country and the normalization of climatic conditions affecting the agricultural sector, even though the market remains challenging.

The generation of cash flow over the next twelve months depends on the success of these initiatives, which cannot be guaranteed as they rely on factors not entirely within the Group’s control. The uncertainty surrounding our ability to secure additional financing contributes to material uncertainty that raises substantial doubt regarding the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments that may be required to address potential impacts on the recoverability and classification of assets, or on the amounts and classifications of liabilities, should the Group be unable to continue as a going concern.

Functional currency and presentation currency

a)	Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

b)	Presentation currency

The consolidated financial statements of the Group are presented in US dollars.

c)	Foreign currency

Transactions entered by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising from the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising from the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the consolidated statement of profit or loss and other comprehensive income as part of the gain or loss recognized upon such disposal.

Subsidiaries

Where the Group holds a controlling interest in an entity, such entity is classified as a subsidiary. The Group exercises control over such an entity if all three of the following elements are present: (i) the Group has the power to direct or cause the direction of the management and policies of the entity; (ii) the Group is exposed to the variable returns of such entity; and (iii) the Group has power to affect the variability of such returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

De-facto control exists in situations where the Group has the practical ability to direct the relevant activities of an entity without holding the majority of the voting rights. In determining whether de facto control exists, the Group considers all relevant facts and circumstances, including:

-	The relative share of the Group’s voting rights with respect to both the size and dispersion of other parties who hold voting rights;
-	Substantive potential voting rights held by the Group and by other parties;
-	Other contractual arrangements; and
-	Historic patterns in voting attendance.

The subsidiaries of the Group, all of which have been included in the consolidated financial statements of the Group, are as follows:

The Group holds a majority share of the voting rights in all of its subsidiaries.

				% Equity interest
Name	Principal activities	Country	Ref	06/30/2026	06/30/2025
RASA Holding, LLC	Holding company	USA		100%	100%
Rizobacter Argentina S.A.	Biological business	Argentina		80%	80%
Rizobacter do Brasil Ltda.	Biological business	Brazil	a	80%	80%
Rizobacter del Paraguay S.A.	Biological business	Paraguay	a	80%	80%
Rizobacter Uruguay	Biological business	Uruguay	a	80%	80%
Rizobacter South Africa	Biological business	South Africa	a	76%	76%
Comer. Agrop. Rizobacter de Bolivia S.A.	Biological business	Bolivia	a	80%	80%
Rizobacter USA, LLC	Biological business	USA	a	80%	80%
Rizobacter Colombia SAS	Biological business	Colombia	a	80%	80%
Rizobacter France SAS	Biological business	France	a	80%	80%
Bioceres Crops S.A.	Biological business	Argentina		90%	90%
BCS Holding Inc	Holding Company	USA		100%	100%
Bioceres Semillas S.A.U.	Production and commercialization of seeds	Argentina	a/b	80%	80%
Verdeca LLC	Research and development	USA		100%	100%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina		61.32%	61.32%
Bioceres Crops Do Brasil Ltda.	Production and commercialization of seeds	Brazil		100%	100%
Pro Farm Group Inc.	Biological business	USA		100%	100%
Pro Farm International, OÜ	Biological business	Finland	c	—	100%
Pro Farm Michigan Manufacturing LLC	Biological business	USA	c	—	100%
Pro Farm Russia, LLC	Biological business	Russia	c	—	100%
Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda	Biological business	Brazil	c	—	99%
Pro Farm Technologies, OÜ	Biological business	Finland	c	—	100%
Glinatur S.A.	Biological business	Uruguay	c	—	100%
Rifarm Mexico S.R.L.de C.V.	Biological business	Mexico	c	—	100%
Natal Agro S.R.L.	Development and breeding of seeds	Argentina	d	31%	51%
a)Indirect interests are held through Rizobacter. The indirect equity interest participation included in the above table was 80% of the direct equity interest participation that Rizobacter owns in each entity.

b)In June 2025, Rizobacter Argentina S.A. entered into a share purchase agreement with Bioceres Crop Solutions Corp., acquiring 100% of the share capital of Bioceres Semillas S.A.U. In line with the Group’s accounting policies, the transaction was accounted using the predecessor value method.

c)Entities derecognized following the judicial foreclosure sale (see Note 6).

d)During February 2026, the Group disposed of a 20% ownership interest in Natal Agro S.R.L. As a result, the Group no longer retains control over Natal Agro S.R.L., which therefore ceased to be a consolidated subsidiary and is subsequently accounted for under the equity method. As part of the transaction, the Group was also released from its commitment related to the deregulation of HB4 corn.

Special purpose and structured entities (“SPE”)

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity and the relevant activities are directed by means of contractual arrangements. In these cases, we consider the purpose and design of the SPE, including a consideration of the risks the SPE was expected to be exposed to, the risks it was designed to pass on to the parties involved with the SPE and whether we are exposed to some or all of those risks or potential returns. We then consider which activities have a significant impact on the SPE’s returns and determine which parties have an ability to direct each of those activities.

The Group controls an SPE when it is exposed, or has rights, to variable returns from its involvement with the SPE and has the ability to affect those returns through its power over the SPE. As of and for the year ended June 30, 2026, the Group had no active SPEs.